Income Taxes, Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax expense (benefit)
Current federal income tax expense (benefit)	$ 17	$ 93	$ (88)
Current state income tax expense	1	8	11
Deferred federal income tax expense (benefit)	20	61	43
Federal - valuation allowance adjustment			(11)
Deferred state income tax expense (benefit)	2	10	2
State - valuation allowance adjustment			38
Total income tax expense (benefit)	$ 40	$ 172	$ (5)